Finance and Other Income (Tables)	9 Months Ended
Sep. 30, 2024
Finance and other income [abstract]
Summary of Finance and Other Income

The following table summarizes the Company’s finance and other income:

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
	$	$	$	$
Interest earned on cash deposits	4,955	-	11,230	-
Other	-	(70)	(199)	(18)
	4,955	(70)	11,031	(18)